Trade and Other Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [line items]
Accruals current and non current classified as held for sale	£ 317	£ 290
Deferred income current and non current classified as held for sale	£ 386	356
Disposal groups classified as held for sale [member]
Trade and other payables [line items]
Accruals current and non current classified as held for sale		2
Deferred income current and non current classified as held for sale		£ 3